Litigation, regulatory and similar matters (Tables)	12 Months Ended
Dec. 31, 2017
Notes Litigation Regulatory And Similar Matters [Line Items]
Disclosure of provisions for litigation, regulatory and similar matters [text block]
Provisions for litigation, regulatory and similar matters by business division and Corporate Center unit[1]
CHF million	Wealth Manage-ment	Wealth Manage-ment Americas	Personal & Corporate Banking	Asset Manage-ment	Investment Bank	CC –Services	CC –Group ALM	CC –Non-coreand LegacyPortfolio	Total 31.12.17	Total 31.12.16
Balance at the beginning of the year	292	425	78	5	616	259	0	1,585	3,261	2,983
Increase in provisions recognized in the income statement	30	158	3	6	8	248	0	229	682	856
Release of provisions recognized in the income statement	(4)	(12)	(1)	(9)[2]	(49)	(6)	0	(129)	(209)	(48)
Provisions used in conformity with designated purpose	(135)	(207)	(2)	(1)	(216)	(262)	0	(406)	(1,230)	(554)
Foreign currency translation / unwind of discount	24	(17)	2	0	(15)	1	0	(55)	(59)	25
Balance at the end of the year	207	348	79	1	345	240	0	1,224	2,444	3,261
1 Provisions, if any, for the matters described in this Note are recorded in Wealth Management (item 3), Wealth Management Americas (item 4), the Investment Bank (item 7) and Corporate Center – Non-core and Legacy Portfolio (item 2). Provisions, if any, for the matters described in items 1 and 6 of this Note are allocated between Wealth Management and Personal & Corporate Banking, and provisions, if any, for the matters described in this Note in item 5 are allocated between the Investment Bank, Corporate Center – Services and Corporate Center – Non-core and Legacy Portfolio. 2 In 2017, a release of CHF 5 million was recognized in Provisions for litigation, regulatory and similar matters, with a corresponding increase in Other provisions.

UBS AG
Notes Litigation Regulatory And Similar Matters [Line Items]
Disclosure of provisions for litigation, regulatory and similar matters [text block]
Provisions for litigation, regulatory and similar matters by business division and Corporate Center unit[1]
CHF million	Wealth Manage-ment	Wealth Manage-ment Americas	Personal & Corporate Banking	Asset Manage-ment	Investment Bank	CC –Services	CC –Group ALM	CC –Non-coreand LegacyPortfolio	Total 31.12.17	Total 31.12.16
Balance at the beginning of the year	292	425	78	5	616	259	0	1,585	3,261	2,983
Increase in provisions recognized in the income statement	30	158	3	6	8	248	0	229	682	856
Release of provisions recognized in the income statement	(4)	(12)	(1)	(9)[2]	(49)	(6)	0	(129)	(209)	(48)
Provisions used in conformity with designated purpose	(135)	(207)	(2)	(1)	(216)	(262)	0	(406)	(1,230)	(554)
Foreign currency translation / unwind of discount	24	(17)	2	0	(15)	1	0	(55)	(59)	25
Balance at the end of the year	207	348	79	1	345	240	0	1,224	2,444	3,261
1 Provisions, if any, for the matters described in this Note are recorded in Wealth Management (item 3), Wealth Management Americas (item 4), the Investment Bank (item 7) and Corporate Center – Non-core and Legacy Portfolio (item 2). Provisions, if any, for the matters described in items 1 and 6 of this Note are allocated between Wealth Management and Personal & Corporate Banking, and provisions, if any, for the matters described in this Note in item 5 are allocated between the Investment Bank, Corporate Center – Services and Corporate Center – Non-core and Legacy Portfolio. 2 In 2017, a release of CHF 5 million was recognized in Provisions for litigation, regulatory and similar matters, with a corresponding increase in Other provisions.